INCOME TAXES : (Tables)	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) consists of the following:

	October 31, 2012	October 31, 2011
Federal
Current	$—	$—
Deferred	(9,974,596)	(1,292,094)
State and Local
Current	(346,787)	(379,472)
Deferred	(1,826,038)	(81,597)
Change in valuation allowance	11,800,634	1,373,691
Income tax provision (benefit)	$(346,787)	$(379,472)

Summary of Operating Loss Carryforwards [Table Text Block]
The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

	Years Ended
	October 31, 2012	October 31, 2011
Deferred Tax Assets
Net operating loss carryovers	$21,162,237	$12,994,244
Stock-based compensation	1,907,607	1,474,016
Other deferred tax assets	957,982	48,470
Total deferred tax assets	$24,027,826	$14,516,730
Valuation allowance	(22,414,639)	(10,614,005)
Deferred tax asset, net of valuation allowance	$1,613,187	$3,902,725
Deferred Tax Liabilities
Valuation of warrants	—	(3,241,085)
Other deferred tax liabilities	(1,613,187)	(661,640)
Total deferred tax liabilities	$(1,613,187)	$(3,902,725)
Net deferred tax asset (liability)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Year ended October 31, 2012	Year ended October 31, 2011
US Federal statutory rate	(34.00)%	(34.00)%
State income tax, net of federal benefit	(5.9)
Fair value of common stock warrant liability	(15.0)
Deferred tax adjustment	(39.3)
Change in valuation allowance	97.8	16.9
Other permanent differences	(6.5)	12.6%
Income tax provision (benefit)	(2.9)%	(4.5)%